SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30.   SUBSEQUENT EVENTS

The Group evaluated events subsequent to the balance sheet date of December 31, 2023 through the date of issuance of the consolidated financial statements. No material recordable or disclosable events or transactions occurred.